Loans and Accounts Receivable From Customers - Movements in Loan Portfolio disaggregated by individually and grouped assessed loans - Consumer loans (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Beginning balance		$ 20,143,785
Consumer loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	$ 0
New financial assets originated or purchased	142,760
Financial assets that have been derecognized	(79,163)
Foreign exchange and other movements	4,346
Allowance for loan losses	256,417	217,296
Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	21,482,490	20,382,605
- Charge-offs	(173,272)	(145,813)
New financial assets originated or purchased	7,343,332	6,328,440
Financial assets that have been derecognized	(6,055,454)	(5,314,115)
Foreign exchange and other movements	537,718	231,373
Balances as of December 31, 2018	23,134,814	21,482,490
IFRS9 [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	282,800	221,176
Financial assets that have been derecognized	(199,319)	(193,074)
Foreign exchange and other movements	37,787	9,977
Allowance for loan losses	880,117	768,120	$ 740,573
Net carrying amount	22,254,697	20,714,370
IFRS9 [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Net carrying amount	2,541,812	2,452,467
IFRS9 [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	21,482,490
Balances as of December 31, 2018	23,134,814	21,482,490
IFRS9 [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	2,669,763
Balances as of December 31, 2018	2,798,229	2,669,763
IFRS9 [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	880,117	768,120
IFRS9 [member] | Allowances for loan losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	256,417	217,296
Individually assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	508,554	369,047
- Charge-offs	(21,841)
New financial assets originated or purchased	87,496	110,982
Financial assets that have been derecognized	(58,435)	(8,129)
Foreign exchange and other movements	48,266	36,654
Balances as of December 31, 2018	610,506	508,554
Individually assessed for credit losses [member] | IFRS9 [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	193,135	133,610
Individually assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance		39,213
- Transfer to stage 2		(39,213)
Balances as of December 31, 2018	20,807
Individually assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	367,611	307,702
- Transfer to stage 2		39,213
- Transfer to stage 3	(116,202)
New financial assets originated or purchased	55,367	69,356
Financial assets that have been derecognized	(46,681)	(8,129)
Foreign exchange and other movements	35,734	(40,531)
Balances as of December 31, 2018	321,488	367,611
Individually assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	140,943	22,132
- Transfer to stage 3	116,202
- Charge-offs	(21,841)
New financial assets originated or purchased	32,129	41,626
Financial assets that have been derecognized	(11,754)
Foreign exchange and other movements	12,532	77,185
Balances as of December 31, 2018	268,211	140,943
Collectively assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	20,973,936	20,013,558
- Charge-offs	(151,431)	(145,813)
New financial assets originated or purchased	7,255,836	6,217,458
Financial assets that have been derecognized	(5,997,019)	(5,305,986)
Foreign exchange and other movements	489,452	194,719
Balances as of December 31, 2018	22,524,308	20,973,936
Collectively assessed for credit losses [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	2,669,763	2,513,306
- Charge-offs	(62,205)	(65,374)
New financial assets originated or purchased	1,114,051	1,023,290
Financial assets that have been derecognized	(879,233)	(751,264)
Foreign exchange and other movements	(44,147)	(50,195)
Balances as of December 31, 2018	2,798,229	2,669,763
Collectively assessed for credit losses [member] | IFRS9 [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	686,982	634,510
Collectively assessed for credit losses [member] | IFRS9 [member] | Allowances for loan losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	256,417	217,296
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	17,697,774	15,227,713
Changes in the allowances - Transfer to stage 1	392,454	465,545
- Transfer to stage 2	(749,463)	(624,014)
- Transfer to stage 3	(113,903)	(63,263)
- Charge-offs	(13,979)	(13,837)
New financial assets originated or purchased	6,487,407	5,530,053
Financial assets that have been derecognized	(5,024,522)	(4,221,649)
Foreign exchange and other movements	36,154	1,397,226
Balances as of December 31, 2018	18,691,115	17,697,774
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	2,135,693	1,810,338
Changes in the allowances - Transfer to stage 1	121,007	108,865
- Transfer to stage 2	(144,382)	(136,899)
- Transfer to stage 3	(15,399)	(11,477)
- Charge-offs	(13,289)	(13,589)
New financial assets originated or purchased	822,217	758,922
Financial assets that have been derecognized	(645,261)	(559,055)
Foreign exchange and other movements	(58,647)	178,588
Balances as of December 31, 2018	2,201,939	2,135,693
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	2,532,128	3,540,274
Changes in the allowances - Transfer to stage 1	(371,983)	(453,418)
- Transfer to stage 2	816,577	684,868
- Transfer to stage 3	(192,565)	(138,912)
- Charge-offs	(22,862)	(26,525)
New financial assets originated or purchased	583,765	501,380
Financial assets that have been derecognized	(771,046)	(871,600)
Foreign exchange and other movements	315,844	(703,939)
Balances as of December 31, 2018	2,864,199	2,532,128
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	444,058	585,908
Changes in the allowances - Transfer to stage 1	(114,560)	(104,390)
- Transfer to stage 2	152,087	141,830
- Transfer to stage 3	(14,314)	(10,883)
- Charge-offs	(21,433)	(23,783)
New financial assets originated or purchased	224,815	212,625
Financial assets that have been derecognized	(202,029)	(170,666)
Foreign exchange and other movements	13,748	(186,583)
Balances as of December 31, 2018	482,372	444,058
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	744,034	1,245,571
Changes in the allowances - Transfer to stage 1	(20,471)	(12,127)
- Transfer to stage 2	(67,114)	(60,854)
- Transfer to stage 3	306,468	202,175
- Charge-offs	(114,590)	(105,451)
New financial assets originated or purchased	184,664	186,025
Financial assets that have been derecognized	(201,451)	(212,737)
Foreign exchange and other movements	137,454	(498,568)
Balances as of December 31, 2018	968,994	744,034
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	90,012	117,060
Changes in the allowances - Transfer to stage 1	(6,447)	(4,475)
- Transfer to stage 2	(7,705)	(4,931)
- Transfer to stage 3	29,713	22,360
- Charge-offs	(27,483)	(28,002)
New financial assets originated or purchased	67,019	51,743
Financial assets that have been derecognized	(31,943)	(21,543)
Foreign exchange and other movements	752	(42,200)
Balances as of December 31, 2018	$ 113,918	$ 90,012